Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents at Beginning of Period	$ 252,698	$ 255,356	$ 407,347
Cash Flows from Operating Activities from Continuing Operations:
Net Income (Loss)	40,821	(14,559)	13,495
Adjustments to reconcile net income (loss) to net cash provided from operating activities:
Loss (income) from discontinued operations	27,016	31,998	(7,353)
Depreciation expense	72,084	60,625	56,021
Amortization expense	91,352	136,000	158,771
Amortization of debt issuance costs	14,061	14,503	14,639
Loss (gain) on extinguishment of debt	774		(46,106)
Deferred income tax provision (benefit)	35,048	4,455	(19,106)
Stock-based compensation expense	8,412	9,352	8,097
Trade name impairment	36,700		26,600
Restructuring charges	8,162	11,448	26,682
Cash payments related to restructuring charges	(7,530)	(10,789)	(23,601)
Change in working capital, net of acquisitions:
Current income taxes	(2,856)	(6,757)	10,245
Receivables	(22,992)	(32,914)	(13,300)
Inventories and other current assets	1,538	(238)	1,375
Accounts payable	2,581	11,899	(17,936)
Deferred revenue	22,134	(1,928)	4,186
Accrued liabilities	(33,642)	2,427	(35,382)
Other, net	1,338	7,022	11,005
Net Cash Provided from Operating Activities from Continuing Operations	295,001	222,544	168,332
Cash Flows from Investing Activities from Continuing Operations:
Property additions	(96,540)	(134,234)	(56,004)
Sale of equipment and other assets	4,605	1,355	1,654
Acquisition of The ServiceMaster Company	(35)	(2,245)	(1,695)
Other business acquisitions, net of cash acquired	(44,365)	(57,941)	(32,647)
Purchase of other intangibles	(1,900)	(2,500)
Notes receivable, financial investments and securities, net	3,009	20,427	6,151
Net Cash Used for Investing Activities from Continuing Operations	(135,226)	(175,138)	(82,541)
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	4,000	15,000
Payments of debt	(105,905)	(61,333)	(252,885)
Debt issuance costs paid	(267)	(30)	(426)
Net Cash Used for Financing Activities from Continuing Operations	(102,172)	(46,363)	(253,311)
Cash Flows from Discontinued Operations:
Cash (used for) provided from operating activities	(5,888)	6,776	21,426
Cash provided from (used for) investing activities:
Proceeds from sale of businesses	26,134
Other investing activities	(1,617)	(10,477)	(5,897)
Net Cash Provided from (Used for) Discontinued Operations	18,629	(3,701)	15,529
Cash Increase (Decrease) During the Period	76,232	(2,658)	(151,991)
Cash and Cash Equivalents at End of Period	$ 328,930	$ 252,698	$ 255,356